UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           -------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           -------------------------------------------

Form  13F  File  Number:  28-7320
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              11/04/2002
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            36
                                              ------------

Form  13F  Information  Table  Value  Total:  $141,109,750
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109  9722584  163295          Sole    none        x      0    0
AFLAC INC                      COMMON           1055102    9288727  302663          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  8563134  301625          Sole    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  7569892  307095          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  7363208  174815          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103   7250240  208520          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  6897678  186676          Sole    none        x      0    0
MERCK & CO INC                 COMMON           589331107  6562859  143576          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  6468387  114505          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  5999036  117375          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  5975668  121358          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5785181  105762          Sole    none        x      0    0
PFIZER                         COMMON           717081103  5566616  191820          Sole    none        x      0    0
PHILIP MORRIS COS INC          COMMON           718154107  5358435  138104          Sole    none        x      0    0
WYETH                          COMMON           983024100  5255363  165263          Sole    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  4996264  124378          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  4933867  355210          Sole    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  4211332  109499          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  3759672   85955          Sole    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  3464858  218603          Sole    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  3216106   52525          Sole    none        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  2270879  149992          Sole    none        x      0    0
CISCO                          COMMON           17275R102  2239419  213685          Sole    none        x      0    0
AOL TIME WARNER                COMMON           55622104   1827189  156170          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  1342777  102816          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  1124028   35236          Sole    none        x      0    0
EMC                            COMMON           268648102   927367  202925          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   497103    9192          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   454636    9100          Sole    none        x      0    0
CORNING INC.                   COMMON           219350105   437544  273465          Sole    none        x      0    0
KEY CORP                       COMMON           493267108   373551   14960          Sole    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   303764   15996          Sole    none        x      0    0
BERKSHIRE HATHWAY, CL A        COMMON           84670108    295600       4          Sole    none        x      0    0
M&T                            COMMON           55261F104   291597    3700          Sole    none        x      0    0
CITIGROUP                      COMMON           172967101   281349    9489          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   233840    7900          Sole    none        x      0    0